Expense Example - ABS Insights Emerging Markets Fund	Mar. 03, 2026 USD ($)
ABS Insights Emerging Markets Fund Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 115
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,375
ABS Insights Emerging Markets Fund Super Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	386
Expense Example, with Redemption, 5 Years	692
Expense Example, with Redemption, 10 Years	$ 1,561